UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Other operating income	€ 1,201	€ 1,093	€ 2,545	€ 2,087
Total operating income	1,201	1,093	2,545	2,087
Sales and marketing	(2,885)	(674)	(4,633)	(1,534)
Research and development	(58,335)	(38,645)	(107,878)	(77,946)
General and administrative	(24,092)	(8,270)	(30,376)	(16,303)
Total operating expenses	(85,312)	(47,589)	(142,886)	(95,783)
Operating loss	(84,111)	(46,496)	(140,341)	(93,696)
Financial expenses	(44,130)	(5,415)	(48,899)	(10,857)
Financial income	4,733	3,497	17,491	3,769
Financial gain (loss)	(39,397)	(1,918)	(31,408)	(7,088)
Net loss before tax	(123,508)	(48,414)	(171,748)	(100,784)
Income tax	6,076	0	5,848	0
Net loss for the period	€ (117,433)	€ (48,414)	€ (165,900)	€ (100,784)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	79,647,974	63,440,023	79,274,779	63,409,688
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	79,647,974	63,440,023	79,274,779	63,409,688
Basic loss per share (in euro per share)	€ (1.47)	€ (0.76)	€ (2.09)	€ (1.59)
Diluted loss per share (in euro per share)	€ (1.47)	€ (0.76)	€ (2.09)	€ (1.59)